Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Schedule of changes in share capital
	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$

Balance, January 1, 2019	72	151,588	6,843,780	51,093,434	546,212	3,341,826
Shares issued [a] [b] [c] [d]	—	—	408,651	8,681,103	—	—
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc. [e]	—	—	510,940	12,361,657	67,598	1,420,407
Stock options exercised	—	—	—	—	—	—
Share-based payments	—	—	130,189	1,340,929	—	—
Warrants exercised	—	—	12,167	109,214	(12,167)	(37,753)
Warrants expired	—	—	—	—	(134,192)	(402,491)
Balance, December 31, 2019	72	151,588	7,905,727	73,586,337	467,451	4,321,989
Shares issued [g] [j] [k] [l] [n] [o]	—	—	8,925,942	22,242,975	6,335,758	1,110,904
Share-based payments [f] [h] [i] [m]	—	—	2,307,569	6,663,479	—	—
Share options exercised	—	—	22,382	563,747	—	—
Warrants expired	—	—	—	—	(54,100)	(463,935)
Balance, December 31, 2020	72	151,588	19,161,620	103,056,538	6,749,109	4,968,958

Schedule of changes in warrants outstanding and weighted average exercise price
	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2018	546,212	9.47
Issued	67,598	10.45
Exercised	(12,167)	7.81
Expired	(134,192)	7.64
Outstanding as at December 31, 2019	467,451	10.20
Issued	6,335,758	5.27
Expired	(54,100)	4.97
Outstanding as at December 31, 2020	6,749,109	5.62

Schedule of fair value assumptions of warrants outstanding
	2020	2019
Grant date share price	C$2.58 - C$4.00	C$32.16
Exercise price	C$3.46 - C$5.80	C$2.61 - C$26.73
Expected dividend yield	—	—
Risk free interest rate	0.32% 0.36%	1.41% - 1.52%
Expected life	5 years	1.39 - 6.55
Expected volatility	118% - 121%	100%

Schedule of number of warrants outstanding and exercise price

The following table is a summary of the Company's warrants outstanding as at December 31, 2019:

Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
August 1, 2021	5.43	4,476
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
May 20, 2023	16.08	7,311
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2020 (i)	5.42	1,381,215
October 20, 2020 (ii)	3.31	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.62	6,749,109

(i) Warrants were issued in US$ with exercise price of $4.26

(ii) Warrants were issued in US$ with exercise price of $2.60

The following table is a summary of the Company's warrants outstanding as at December 31, 2019:

Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
January 5, 2020	6.03	37,313
November 30, 2020	2.61	16,787
August 1, 2021	5.43	4,476
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
May 20, 2023	16.08	7,311
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	10.20	467,451